Non-operating income (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of Other income (expense)

		Year Ended December 31,
(in KUSD)	Note	2022	2021	2020

Convertible loans, derivatives, change in fair value income (expense)	24	25,650	34,893	(45,411)
Convertible loans, derivatives, transaction costs		—	(148)	(1,571)
Loss on extinguishment	24	(42,114)	—	—
Deerfield warrant obligation, change in fair value income	25	11,504	—	—
Senior secured term loan facility, warrants, transaction costs	23	(245)	—	—
Senior secured term loan facility, warrants, change in fair value income	23	2,962	—	—
Share of results with joint venture	18	(10,084)	(6,672)	24,368
Exchange differences (loss) gain		(110)	50	(576)
R&D tax credit		357	366	584
Non-operating (expense) income		(12,080)	28,489	(22,606)